Supplement Dated June 8, 2018

To the

Prospectus Dated May 1, 2018

and the

Statement of Additional Information Dated May 1, 2018

For the

Scudder DestinationsSM Annuity

issued by

Zurich American Life Insurance Company

through its

ZALICO Variable Annuity Separate Account

This Supplement updates certain information in your variable annuity contract (“Contract”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Investment Adviser Name Change

Effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the investment adviser for Deutsche Investments VIT Funds, Deutsche Variable Series I, and Deutsche Variable Series II, will be renamed to DWS Investment Management Americas, Inc. As a result of the name change, all references to Deutsche Investment Management Americas Inc. are deleted from your Prospectus and Statement of Additional Information and are replaced with references to DWS Investment Management Americas, Inc.

Fund Name Changes

Effective on or about July 2, 2018, Deutsche Investments VIT Funds will change its name to Deutsche DWS Investments VIT Funds.

Effective on or about July 2, 2018, Deutsche Variable Series I will change its name to Deutsche DWS Variable Series I.

Effective on or about July 2, 2018, Deutsche Variable Series II will change its name to Deutsche DWS Variable Series II.

As a result of the Fund name changes, all references to Deutsche Investments VIT Funds, Deutsche Variable Series I, and Deutsche Variable Series II are deleted from your Prospectus and Statement of Additional Information and are replaced with references to Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, and Deutsche DWS Variable Series II, respectively.

Portfolio Name Changes

Effective on or about July 2, 2018, Deutsche Equity 500 Index VIP will change its name to DWS Equity 500 Index VIP.

Effective on or about July 2, 2018, Deutsche Bond VIP will change its name to DWS Bond VIP.

Effective on or about July 2, 2018, Deutsche Capital Growth VIP will change its name to DWS Capital Growth VIP.

Effective on or about July 2, 2018, Deutsche Global Small Cap VIP will change its name to DWS Global Small Cap VIP.

Effective on or about July 2, 2018, Deutsche Core Equity VIP will change its name to DWS Core Equity VIP.

Effective on or about July 2, 2018, Deutsche CROCI® International VIP will change its name to DWS CROCI® International VIP.

Effective on or about July 2, 2018, Deutsche Global Income Builder VIP will change its name to DWS Global Income Builder VIP.

Effective on or about July 2, 2018, Deutsche Global Equity VIP will change its name to DWS Global Equity VIP.

Effective on or about July 2, 2018, Deutsche Small Mid Cap Value VIP will change its name to DWS Small Mid Cap Value VIP.

Effective on or about July 2, 2018, Deutsche International Growth (formerly Deutsche Global Growth VIP) will change its name to DWS International Growth VIP.

Effective on or about July 2, 2018, Deutsche Government & Agency Securities VIP will change its name to DWS Government & Agency Securities VIP.

Effective on or about July 2, 2018, Deutsche High Income VIP will change its name to DWS High Income VIP.

Effective on or about July 2, 2018, Deutsche CROCI® U.S. VIP will change its name to DWS CROCI® U.S. VIP.

Effective on or about July 2, 2018, Deutsche Government Money Market VIP will change its name to DWS Government Money Market VIP.

Effective on or about July 2, 2018, Deutsche Small Mid Cap Growth VIP will change its name to DWS Small Mid Cap Growth VIP.

Effective on or about July 2, 2018, Deutsche Multisector Income VIP (formerly Deutsche Unconstrained Income VIP) will change its name to DWS Multisector Income VIP.

As a result of the Portfolio name changes, all references to Deutsche Equity 500 Index VIP, Deutsche Bond VIP, Deutsche Capital Growth VIP, Deutsche Global Small Cap VIP, Deutsche Core Equity VIP, Deutsche CROCI® International VIP, Deutsche Global Income Builder VIP, Deutsche Global Equity VIP, Deutsche Small Mid Cap Value VIP, Deutsche International Growth VIP (formerly Deutsche Global Growth VIP), Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, Deutsche CROCI® U.S. VIP, Deutsche Government Money Market VIP, Deutsche Small Mid Cap Growth VIP, and Deutsche Multisector Income (formerly Deutsche Unconstrained Income VIP) are deleted from your Prospectus and Statement of Additional Information and replaced with references to DWS Equity 500 Index VIP, DWS Bond VIP, DWS Capital Growth VIP, DWS Global Small Cap VIP, DWS Core Equity VIP, DWS CROCI® International VIP, DWS Global Income Builder VIP, DWS Global Equity VIP, DWS Small Mid Cap Value VIP, DWS International Growth VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS CROCI® U.S. VIP, DWS Government Money Market VIP, DWS Small Mid Cap Growth VIP, and DWS Unconstrained Income VIP, respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.